Restructuring Charges (Details Narrative)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Employee
Restructuring Cost and Reserve [Line Items]
Restructuring charges | $		$ 1,252,584
Memphis,Tennessee Office [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges | $		$ 1,252,584
Memphis,Tennessee Office [Member] | Employees [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | Employee		7
Memphis,Tennessee Office [Member] | Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | Employee		3